UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05468

Exact name of registrant as specified in charter:	The High Yield Plus Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	03/31/2005

Date of reporting period:	12/31/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Portfolio of Investments as of December 31, 2004 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS - 141.1%
CORPORATE BONDS—141.0%
Aerospace & Defense—1.6%
Argo-Technology Corp., Sr. Notes	B3	9.25%	6/1/11	$205	$224,988
Hawk Corp., Sr. Notes	B2	8.75	11/1/14	220	225,500
Sequa Corp., Sr. Notes	B1	9.00	8/1/09	500	563,750
Transdigm, Inc., Gtd. Notes	B3	8.38	7/15/11	10	10,725

					1,024,963

Auto & Related—5.8%
Accuride Corp., Sr. Sub. Notes, Ser.B	Caa1	9.25	2/1/08	540	548,100
Adesa Inc., Sr. Sub Notes	B1	7.63	6/15/12	255	269,025
Advanced Accessory Systems, Sr. Notes	B3	10.75	6/15/11	230	218,500
Affinia Group, Inc., Gtd. Notes	Caa1	9.00	11/30/14	65	67,763
Arvinmeritor, Inc., Notes	Ba1	8.75	3/1/12	410	473,550
Navistar International Corp., Gtd. Notes, Ser. B	Ba3	9.38	6/1/06	195	208,650
J.B. Poindexter & Co., Sr. Notes	B1	8.75	3/15/14	445	472,812
RJ Tower Corp., Gtd. Notes	Ca	12.00	6/1/13	230	180,550
Tenneco Automotive, Inc.,
Sec’d Notes, Series B	B2	10.25	7/15/13	120	141,600
Sr. Sub. Notes	B3	8.63	11/15/14	115	119,600
TRW Automative, Inc., Sr. Sub. Notes	B1	11.00	2/15/13	383	461,515
Visteon Corp.,
Notes	Ba1	7.00	3/10/14	620	592,100
Notes	Ba1	8.25	8/1/10	30	31,425

					3,785,190

Building Materials & Related—0.5%
Building Materials Corp., Sr. Notes	B2	7.75	8/1/14	80	80,700
Goodman Global Holding Co., Inc., Sr. Sub. Notes	Caa1	7.88	12/15/12	235	232,650

					313,350

Chemicals—9.2%
Acetex Corp., Sr. Notes	B2	10.88	8/1/09	195	212,063
ARCO Chemical Co., Debs.	B1	9.38	12/15/05	700	731,500
Borden US Financial Corp., Sr. Sec’d. Notes	B3	9.00	7/15/14	195	216,450
Equistar Chemical Funding,
Gtd. Notes	B2	10.13	9/1/08	60	69,150
Sr. Notes	B2	10.63	5/1/11	355	411,800
Huntsman LLC., Gtd. Notes	B2	11.63	10/15/10	120	141,900
IMC Global, Inc.,
Gtd. Notes, Ser. B	Ba3	10.88	6/1/08	125	150,000
Gtd. Notes, Ser. B	Ba3	11.25	6/1/11	835	964,424
Koppers, Inc., Gtd. Notes	B2	9.88	10/15/13	380	433,200
Lubrizol Corp., Sr. Notes	Baa3	5.50	10/1/14	80	80,471
Macdermid, Inc., Gtd. Notes	Ba3	9.13	7/15/11	190	210,900
Methanex Corp., Sr. Notes (Canada)	Ba1	8.75	8/15/12	605	706,338
Millenium America, Inc., Gtd. Notes	B1	9.25	6/15/08	210	238,875
Nalco Co.,
Sr. Notes	B2	7.75	11/15/11	210	226,800
Sr. Sub. Notes	Caa1	8.88	11/15/13	215	235,963
Omnova Solutions, Inc., Sec’d Notes	B2	11.25	6/1/10	205	230,625
Resolution Performance Products, Inc., Sr. Sub Notes	Caa2	13.50	11/15/10	440	478,500
Rockwood Specialties Group, Inc., Sub. Notes	B3	7.50	11/15/14	50	51,875
Union Carbide Corp., Debs.	B1	6.79	6/1/25	190	193,325

					5,984,159

Construction Machinery—2.1%
Case New Holland, Inc., Sr. Notes	Ba3	9.25	8/1/11	635	706,437
The Manitowoc Company, Inc., Gtd. Notes	B2	10.50	8/1/12	190	218,500
United Rentals North AM, Gtd. Notes	B1	6.50	2/15/12	465	453,375

					1,378,312

Consumer Cyclical Services—0.4%
Cornell Cos. Inc., Sr. Notes	B3	10.75	7/1/12	225	240,469

Consumer Products—2.4%
Bombardier Recreational, Sr. Sub. Notes	B3	8.38	12/15/13	450	480,375
Icon Health & Fitness, Inc., Gtd. Notes	Caa2	11.25	4/1/12	500	420,000
Playtex Products, Inc.,
Gtd. Notes	Caa2	9.38	6/1/11	220	234,850
Sec’d Notes	B2	8.00	3/1/11	230	251,275
United Industries Corp., Gtd. Notes, Ser. D	B3	9.88	4/1/09	185	193,556

					1,580,056

Diversified Manufacturing—2.1%
American Rock Salt Co., LLC, Sec’d. Notes	B3	9.50	3/15/14	225	235,125
Invensys, Inc., Sr. Notes	B3	9.88	3/15/11	295	317,125
Polypore Inc., Sr. Sub. Notes	Caa1	8.75	5/15/12	425	444,125

SPX Corp.,
Sr. Notes	Ba3	6.25	6/15/11	130	137,150
Sr. Notes	Ba3	7.50	1/1/13	225	244,125

					1,377,650

Energy & Related—6.6%
Chesapeake Energy Corp.,
Gtd. Notes	Ba3	7.75	1/15/15	265	288,188
Sr. Notes	Ba3	6.88	1/15/16	175	183,313
Encore Acquisition Co., Gtd. Notes	B2	8.38	6/15/12	70	77,875
Energy Corporate of America, Sr. Sub. Notes	Caa3	9.50	5/15/07	945	902,474
Forest Oil Corp., Sr. Notes	Ba3	8.00	6/15/08	412	454,745
Giant Industries, Gtd. Notes	B3	11.00	5/15/12	394	457,040
Magnum Hunter Re., Gtd. Notes	B2	9.60	3/15/12	127	144,145
Parker Drilling Co., Sr. Notes	B2	9.63	10/1/13	430	482,675
Petroleum Geo-Services, Notes	NR	10.00	11/5/10	420	478,799
Plains E&P Company, Sr. Sub Notes	Ba3	8.75	7/1/12	45	50,288
Premcor Refining Group, Sr. Sub. Notes	B2	6.75	5/1/14	195	207,188
Pride International, Inc., Sr. Notes	Ba2	7.38	7/15/14	225	245,813
Tesoro Petroleum Corp., Sr. Sub. Notes	Ba2	8.00	4/15/08	125	135,938
Whiting Petroleum Corp., Sr. Sub. Notes	B2	7.25	5/1/12	180	188,100

					4,296,581

Entertaiment—2.7%
Allied Waste North America, Inc., Sr. Notes, Ser. B	Ba3	8.50	12/1/08	440	466,399
AMC Entertainment, Inc., Sr. Sub. Notes	B3	8.00	3/1/14	110	109,450
AMF Bowling Worldwide, Sr. Sub. Notes	B3	10.00	3/1/10	220	234,850
Marquee, Inc., Sr. Notes	B2	8.63	8/15/12	220	243,100
Time Warner, Inc.,
Debs.	Baa1	9.13	1/15/13	360	462,794
Sr. Notes	B2	9.25	2/15/14	235	239,700

					1,756,293

Financial Services—3.5%
C.B. Richard Ellis Service, Sr. Notes	B1	9.75	5/15/10	42	47,880
Chevy Chase Bank FSB, Sub. Notes	Ba3	6.88	12/1/13	190	196,175
BCP Caylux Holdings LUX SCA, Sr. Sub Notes	B3	9.63	6/15/14	630	710,325
Provident, Cos. Inc., Sr. Notes	Ba1	7.00	7/15/18	65	62,806
Refco Finance Holdings, Gtd. Notes	B3	9.00	8/1/12	170	186,150
Riggs Capital Trust, Gtd. Notes	Caa1	8.63	12/31/26	270	275,400
Texas Genco LLC, Sr. Notes	B1	6.88	12/15/14	140	144,725
UnumProvident Corp.,
Debs	Ba1	7.38	6/15/32	15	14,344
Notes	Ba1	6.75	12/15/28	95	85,738
Sr. Notes	Ba1	7.63	3/1/11	90	94,275
Virgin River Casino Corp., Sec’d. Notes	B3	9.00	1/15/12	425	442,000

					2,259,818

Food & Beverage—0.7%
Dole Food Co.,
Gtd. Notes	B2	7.25	6/15/10	5	5,138
Sr. Notes	B2	8.88	3/15/11	165	179,438
United Agricultural Products, Sr. Notes	B1	8.75	12/15/11	53	56,843
Viskase Corp., Sr. Notes	B2	11.50	6/15/11	225	231,750

					473,169

Gaming—6.9%
Aztar Corp., Sr. Sub. Notes	Ba3	9.00	8/15/11	200	220,500
Boyd Gaming Corp.,
Sr. Sub. Notes	B1	7.75	12/15/12	165	180,056
Sr. Sub. Notes	B1	8.75	4/15/12	30	33,375
Herbst Gaming, Inc., Sr. Sub Notes	B3	7.00	11/15/14	235	237,938
Mandalay Resorts Group, Sr. Sub. Notes	Ba3	9.38	2/15/10	375	436,875
MGM Mirage, Inc.,
Gtd. Notes	Ba1	6.00	10/1/09	205	210,125
Sr. Sub. Notes	Ba1	8.50	9/15/10	510	580,124
OED Corp., Gtd. Notes	B2	8.75	4/15/12	485	475,300
Park Place Entertainment, Inc.,
Sr. Notes	Ba1	7.00	4/15/13	135	148,838
Sr. Sub. Notes	Ba1	8.13	5/15/11	375	433,125
Penn National Gaming, Inc., Gtd. Notes	B2	8.88	3/15/10	55	60,019
River Rock Entertainment, Sr. Notes	B2	9.75	11/1/11	210	235,463
Riviera Holdings Corp., Sr. Sec’d. Notes	B2	11.00	6/15/10	625	698,437
Seneca Gaming Corp., Sr. Notes	B2	7.25	5/1/12	70	73,675
Station Casinos, Sr. Sub Notes	B1	6.50	2/1/14	105	107,888
Wynn Las Vegas LLC	B2	6.63	12/1/14	400	396,000

					4,527,738

Health Care—7.4%
Amerisource Bergen Corp., Sr. Notes	Ba3	8.13	9/1/08	420	467,250
CDRV Investors, Inc., Sr. Discount Notes (a)	Caa2	Zero	1/1/15	385	239,181
Hanger Orthopedic Group, Gtd. Notes	B3	10.38	2/15/09	435	449,138
HCA, Inc.,
Notes	Ba2	6.38	1/15/15	435	436,761
Sr. Notes	Ba2	5.75	3/15/14	85	82,341
NDC Health Corp., Gtd. Notes	B3	10.50	12/1/12	710	763,250

Omnicare, Inc., Sr. Sub. Notes	Ba2	6.13	6/1/13	70	70,350
Radiologix, Inc., Sr. Notes	B2	10.50	12/15/08	770	847,000
Triad Hospitals, Inc.,
Sr. Notes	B2	7.00	5/15/12	450	473,625
Sr. Sub. Notes	B3	7.00	11/15/13	230	235,175
Vanguard Health Holdings II, Sr. Sub. Notes	Caa1	9.00	10/1/14	460	492,200
Ventas Realty Corp., Sr. Notes	Ba3	6.63	10/15/14	135	138,038
VWR International, Inc.,
Sr. Notes	B2	6.88	4/15/12	50	52,250
Sr. Sub. Notes	B3	8.00	4/15/14	85	90,738

					4,837,297

Home Construction—2.4%
Beazer Homes USA, Inc., Gtd. Notes	Ba1	8.63	5/15/11	100	109,000
Champion Enterprises, Inc., Gtd. Notes	B3	7.63	5/15/09	155	155,000
Champion Home Builders, Gtd. Notes	B2	11.25	4/15/07	60	66,000
D.R. Horton, Inc.,
Sr. Notes	Ba1	6.88	5/1/13	200	216,500
Sr. Sub. Notes	Ba2	9.38	3/15/11	500	552,500
Sr. Sub. Notes	Ba2	9.75	9/15/10	110	133,100
Meritage Corp., Gtd. Notes	Ba3	9.75	6/1/11	85	93,925
Standard Pacific Corp., Sr. Notes	Ba2	6.25	4/1/14	230	225,400

					1,551,425

Industry Other—2.6%
Blount Inc., Sr. Sub Notes	Caa1	8.88	8/1/12	230	249,550
Douglas Dynamics LLC, Sr. Notes	B3	7.75	1/15/12	60	60,825
Fastentech, Inc., Sr. Notes	B3	11.50	5/1/11	205	235,750
Fastentech, Inc., Sr. Notes
General Cable Corp., Sr. Notes	B2	9.50	11/15/10	55	62,150
Thomas & Betts Corp.,
Notes	Ba1	6.39	2/10/09	15	15,858
Notes	Ba1	7.25	6/1/13	40	43,877
Ucar Finance, Inc., Gtd. Notes	B2	10.25	2/15/12	400	457,000
Valmont Industries, Inc., Gtd. Notes	Ba3	6.88	5/1/14	40	41,600
Wesco Distribution, Inc., Gtd. Notes, Ser. B	B2	9.13	6/1/08	495	509,850

					1,676,460

Lodging—1.3%
Host Marriot L.P.,
Gtd. Notes, Ser. G	Ba3	9.25	10/1/07	210	234,150
Gtd. Notes, Ser.I	Ba3	9.50	1/15/07	380	416,099
Lodgenet Enterprise Corp., Sr. Sub. Debs.	B3	9.50	6/15/13	170	187,850

					838,099

Media Cable—8.6%
Cablevision Systems Corp., Sr. Notes	B3	8.00	4/15/12	555	592,463
Charter Communications Holdings LLC,
Sr. Notes	Ca	9.63	11/15/09	450	394,875
Sr. Notes	Ca	10.75	10/1/09	1,300	1,183,000
Sr. Notes	Ca	11.13	1/15/11	285	257,925
CSC Holdings Corp.,
Sr. Notes, Ser. B	B1	8.13	7/15/09	720	787,500
Sr. Notes, Ser. B	B1	7.63	7/15/18	220	232,650
Insight Midwest L.P., Sr. Notes	B2	10.50	11/1/10	810	886,950
Mediacom Broadband LLC, Gtd. Notes	B2	11.00	7/15/13	630	677,250
Rogers Cable, Inc. (Canada),
Sec’d. Notes	Ba3	6.75	3/15/15	60	61,350
Sr. Sec’d Notes	Ba2	6.25	6/15/13	465	466,163
Shaw Communications, Inc.,
Sr. Notes	Ba2	7.25	4/6/11	15	16,538
Sr. Notes	Ba2	8.25	4/11/10	30	34,125

					5,590,789

Media NonCable—9.1%
AdvanStar Communications, Inc.,
Sec’d Notes	B3	10.75	8/15/10	335	378,131
Series B	B3	12.00	2/15/11	105	113,269
American Color Graphics, Notes	Caa1	10.00	6/15/10	100	84,375
American Media Operation, Gtd. Notes	B2	8.88	1/15/11	10	10,638
Canwest Media, Inc.,
Sr. Sub. Notes	B2	8.00	9/15/12	155	166,238
Sr. Sub. Notes	B2	10.63	5/15/11	350	392,875
Corus Entertainment, Inc., Sr. Sub. Notes (Canada)	B1	8.75	3/1/12	205	224,988
Dex Media West Finance,
Gtd. Notes	B2	12.13	11/15/12	380	463,125
Sr. Sub. Notes	Caa1	9.88	8/15/13	590	679,974
Echostar DBS Corp., Sr. Notes	B1	9.13	1/15/09	442	486,199
Granite Broadcasting, Sr. Sec’d Notes	B3	9.75	12/1/10	100	95,500
Houghton Mifflin Co., Sr. Sub. Notes	B3	9.88	2/1/13	225	246,375
LBI Media, Inc., Gtd. Notes	B3	10.13	7/15/12	10	11,163
Liberty Group Operating, Inc., Gtd. Notes	Caa1	9.38	2/1/08	200	203,000
Panamsat Corp., Gtd. Notes	B2	9.00	8/15/14	120	133,950
Quebecor Media Inc., Sr. Notes	B2	11.13	7/15/11	1,050	1,199,624

RH Donnelley Finance Corp., Sr. Sub. Notes	B2	10.88	12/15/12	455	540,312
Sinclair Broadcast Group, Gtd. Notes	B2	8.75	12/15/11	210	228,638
Vertis, Inc., Gtd. Notes, Ser. B	B3	10.88	6/15/09	290	314,650

					5,973,024

Metals—2.9%
AK Steel Corp., Gtd. Notes	B1	7.88	2/15/09	235	239,406
Arch Western Finance, Sr. Notes	Ba3	6.75	7/1/13	220	227,150
Consol Energy, Inc., Gtd. Notes	Ba2	7.88	3/1/12	215	240,800
Massey Energy Co., Sr. Notes	Ba3	6.63	11/15/10	95	99,275
Neenah Corp., Sec’d Notes	B2	11.00	9/30/10	205	226,525
Numatics, Inc. Sr. Sub. Notes, Ser. B	Caa2	9.63	4/1/08	365	333,975
Peabody Energy Corp., Gtd. Notes, Ser. B	Ba3	6.88	3/15/13	100	108,250
Steel Dynamics, Inc.,
Gtd. Notes	B1	9.50	3/15/09	65	71,175
Sr. Notes	B1	9.50	3/15/09	135	147,825
United States Steel LLC, Sr. Notes	Ba2	10.75	8/1/08	200	235,500

					1,929,881

Packaging—4.4%
AEP Industries, Inc., Sr. Sub. Notes	B3	9.88	11/15/07	315	320,513
Anchor Glass Container, Inc., Sr. Sec’d. Notes	B2	11.00	2/15/13	585	625,950
Crown Euro Holdings SA, Sec’d. Notes	B2	10.88	3/1/13	580	685,850
Owens-Brockway Glass Container, Inc., Sr. Sec’d Notes	B1	8.88	2/15/09	815	885,293
Pliant Corp., Sec’d Notes	B3	11.13	9/1/09	255	277,950
Portola Packaging, Inc., Sr. Notes	B2	8.25	2/1/12	120	94,800

					2,890,356

Paper—6.6%
Abiti-Consolidated, Inc., Debs. (Canada)	Ba3	8.55	8/1/10	845	915,769
Bowater Canada Finance, Gtd. Notes	Ba2	7.95	11/15/11	175	188,575
Georgia-Pacific Corp.,
Gtd. Notes	Ba2	8.88	2/1/10	1,000	1,163,750
Gtd. Notes	Ba2	9.38	2/1/13	225	262,125
Jefferson Smurfit Corp., Gtd. Notes	B2	7.50	6/1/13	155	165,463
MDP Acquisitions, Sr. Notes	B3	9.63	10/1/12	195	217,425
Neenah Paper, Inc,. Sr. Notes	B1	7.38	11/15/14	100	101,500
Norske SKOG, Gtd. Notes	Ba3	8.63	6/15/11	220	235,950
Stone Container Corp.,
Sr. Notes	B2	8.38	7/1/12	325	354,250
Sr. Notes	B2	9.25	2/1/08	450	497,250
Tembec Industries Inc., Gtd. Notes	B2	8.50	2/1/11	240	241,200

					4,343,257

Pharmaceuticals—2.4%
Biovail Corp., Sr. Sub. Notes	B2	7.88	4/1/10	660	683,100
Elan Finance PLC., Sr. Notes	B3	7.75	11/15/11	725	772,125
Valeant Pharmaceuticals,
Sr. Notes	B1	7.00	12/15/11	15	15,600
Sr. Notes	B1	7.00	12/15/11	125	130,000

					1,600,825

Restaurants—1.4%
Carrols Corp., Sr. Sub Notes	B3	9.00	1/15/13	45	46,575
El Pollo Loco, Inc., Sec’d Notes	B2	9.25	12/15/09	450	473,624
Mortons Restaurant Group, Inc., Sr. Sec’d Notes	B2	7.50	7/1/10	215	209,625
Real Mex Restaurants, Inc., Sec’d Notes	B2	10.00	4/1/10	195	203,288

					933,112

Retail—2.1%
Lazydays RV Center, Inc., Sr. Notes	B3	11.75	5/15/12	580	630,749
JC Penney, Inc., Notes	Ba3	7.60	4/1/07	150	162,000
Rite Aid Corp., Sec’d Notes	B2	8.13	5/1/10	555	586,913

					1,379,662

Supermarkets—1.2%
Great Atlantic & Pacific Tea, Inc., Sr. Notes	Caa1	9.13	12/15/11	175	164,063
Pathmark Stores., Gtd. Notes	Caa1	8.75	2/1/12	255	243,525
Winn-Dixxie Stores, Inc., Gtd. Notes	B1	8.88	4/1/08	415	392,175

					799,763

Technology & Related—5.0%
Amkor Technologies, Inc., Sr. Notes	B3	7.13	3/15/11	435	408,900
Iron Mountain, Inc., Gtd. Notes	Caa1	8.25	7/1/11	425	438,281
Magnachip Semiconductor SA, Sr. Sub Notes	B2	8.00	12/15/14	135	140,738
Nortel Networks Ltd., Notes (Canada)	Ba3	6.13	2/15/06	315	320,513
Sanmina-SCI Corp., Sr. Sec’d Notes	Ba2	10.38	1/15/10	440	504,900
Solectron Corp., Sr. Notes	B1	9.63	2/15/09	255	280,500
UGS Corp., Sr. Sub. Notes	B3	10.00	6/1/12	220	250,250
Xerox Corp.,
Gtd. Notes	Ba2	9.75	1/15/09	305	358,375
Notes	Ba2	7.20	4/1/16	35	37,450
Sr. Notes	Ba2	7.63	6/15/13	475	521,312

					3,261,219

Textiles & Related—0.8%
Levi Strauss,

Notes	Ca	7.00	11/1/06	245	257,250
Sr. Notes	Ca	11.63	1/15/08	225	236,250

					493,500

Tobacco—0.7%
Dimon Inc., Gtd. Notes	B1	9.63	10/15/11	160	175,200
Standard Commercial Corp., Sr. Notes	Ba3	8.00	4/15/12	290	297,975

					473,175

Transportation—3.7%
American Airlines Inc., Pass-Thru Certificates,
Ser. 1999-1, Class A-2	Baa3	7.02	10/15/09	130	133,746
Ser. 2001-2, Class A-2	Ba1	6.82	5/23/11	265	250,329
Ser. 2001-2, Class A-2	Baa2	7.86	10/1/11	365	377,235
Continental Airlines Inc., Pass-Thru Certificates,
Ser. 2001-1, Class A-2	Baa3	6.50	6/15/11	465	456,146
Ser. 974A	Baa3	6.90	1/2/18	87	86,950
Delta Air Lines, Inc.,
Debs	Ba3	7.90	12/15/09	525	328,125
Notes	Ba3	10.38	2/1/11	45	27,450
Pass - Thru Cert., Ser. 2000-1	Ba1	7.57	11/18/10	145	143,029
Kansas City Southern Railway Co., Gtd. Notes	Ba3	9.50	10/1/08	410	465,862
Northwest Air Lines, Inc., Pass-Thru Certificates, Ser. 2001-1	Baa3	6.84	4/1/11	80	80,528
Petro Shopping Ctr. Financial, Sec’d Notes	B3	9.00	2/15/12	85	89,888

					2,439,288

Utilities—15.9%
AES Corp.,
Sec’d. Notes	B2	8.75	5/15/13	84	95,445
Sec’d Notes	B2	9.00	5/15/15	491	562,195
Sr. Notes	B2	8.88	2/15/11	625	714,062
Sr. Notes	B2	9.38	9/15/10	35	40,688
Sr. Notes	B2	9.50	6/1/09	20	22,750
Avista Corp., Sr. Notes	Ba1	9.75	6/1/08	380	440,595
Calpine Corp., Sec’d. Notes	NR	8.50	7/15/10	285	244,388
Centerpoint Energy, Sr. Notes, Ser. B	Ba2	6.85	6/1/15	220	243,519
CMS Energy Corp.,
Sr. Notes	B1	8.50	4/15/11	120	136,350
Sr. Notes	B1	9.88	10/15/07	485	541,988
DPL, Inc., Sr. Notes	Ba3	6.88	9/1/11	220	240,269
Edison Mission Energy, Sr. Notes	B1	9.88	4/15/11	200	237,000
El Paso Energy Corp.,
Sr. Notes	Caa1	6.75	5/15/09	795	806,924
Sr. Notes	Caa1	7.00	5/15/11	605	611,805
EL Paso Production Hldg., Gtd. Notes	B3	7.75	6/1/13	225	235,688
Midwest Generation LLC., Sr. Sec’d. Notes	B1	8.75	5/1/34	275	312,125
Nevada Power Co.,
Genl Ref Mtge	Ba2	5.88	1/15/15	90	90,675
Second Mtge. Bonds	Ba2	9.00	8/15/13	285	333,450
Notes, Ser. E	Ba2	10.88	10/15/09	115	132,825
NorthWestern Corp., Sec’d Notes	Ba1	5.88	11/1/14	30	30,689
NRG Energy, Inc., Sec’d. Notes	B1	8.00	12/15/13	350	381,500
Reliant Energy Inc., Sec’d Notes	B1	6.75	12/15/14	320	318,000
Semco Energy, Inc.,
Sr. Notes	Ba2	7.13	5/15/08	20	21,405
Sr. Notes	Ba2	7.75	5/15/13	35	38,434
Teco Energy Inc.,	Ba2	7.00	5/1/12	25	27,313
Notes
Notes	Ba2	7.20	5/1/11	295	323,025
TNP Enterprises, Inc., Sr. Sub. Notes, Ser. B	Ba3	10.25	4/1/10	500	533,750
TXU Corp.,
Notes	Ba1	5.55	11/15/14	235	233,451
Notes	Ba1	6.50	11/15/24	235	235,392
Notes	Ba1	6.55	11/15/34	235	232,725
Utilicorp. United, Sr. Notes	B2	9.95	2/1/11	430	486,975
Western Resources, Inc.,
Sr. Notes	Ba3	7.13	8/1/09	410	450,214
Sr. Notes	Ba3	9.75	5/1/07	134	149,974
Williams Cos., Inc.,
Notes	B3	8.13	3/15/12	65	75,075
Notes	B3	7.13	9/1/11	765	835,762

					10,416,425

Wireless—18.0%
American Cellular Corp. Sr. Notes, Ser. B	Caa1	10.00	8/1/11	460	394,450
Alaska Communication Systems, Holdings, Gtd. Notes	B2	9.88	8/15/11	350	376,250
AT&T Corp., Sr. Notes	Ba1	9.05	11/15/11	885	1,018,855
Alamosa Delaware, Inc., Gtd. Notes	Caa1	11.00	7/31/10	420	494,550
American Tower Corp.,
Sr. Notes	B2	7.25	12/1/11	90	95,400
Sr. Notes	B3	9.38	2/1/09	101	106,808
Centennial Cellular Communication,

Sr. Notes	Caa1	8.13	2/1/14	235	241,463
Sr. Notes	Caa1	10.13	6/15/13	430	482,675
Citizens Communications, Notes	Ba3	9.25	5/15/11	840	982,799
Crown Castle International Corp., Sr. Notes	B3	9.38	8/1/11	245	274,400
Dobson Cellular Systems, Sec’d Notes	B2	8.38	11/1/11	230	237,475
Fairpoint Communications, Sr. Notes	B3	11.88	3/1/10	45	52,650
GCI, Inc., Sr. Notes	B2	7.25	2/15/14	695	695,000
Intelsat Ltd.,
Notes	Caa1	7.63	4/15/12	240	233,400
Sr. Notes	Caa1	5.25	11/1/08	105	102,375
MCI, Inc.,
Sr. Notes	B2	6.91	5/1/07	140	143,325
Sr. Notes	B2	7.69	5/1/09	240	248,400
Sr. Notes	B2	8.74	5/1/14	530	569,750
Nextel Communications, Inc., Sr. Notes	Ba3	9.50	2/1/11	1,240	1,382,599
Nextel Partners, Inc., Sr. Notes	B3	12.50	11/15/09	298	337,485
Qwest Capital Funding, Inc., Gtd. Notes	Caa2	7.50	2/15/11	680	697,000
Qwest Services Corp., Notes	Caa1	14.50	12/15/14	705	891,825
Rogers Wireless, Inc. (Canada),
Sr. Sec’d Notes	Ba3	7.50	3/15/15	335	353,425
Sr. Sec’d Notes	Ba3	9.63	5/1/11	450	527,625
Rural Cellular Corp.,
Sec’d. Notes	Caa2	8.25	3/15/12	45	47,588
Sr. Sub. Notes	B2	9.75	1/15/10	225	203,625

Triton PCS, Inc., Sr. Notes	B3	8.75	11/15/11	330	260,700
Western Wireless Corp., Sr. Notes	Caa1	9.25	7/15/13	210	228,375

					11,680,272

Total long-term corporate bonds (cost $86,456,035)					92,105,577

				Shares
COMMON STOCKS—0.1%
World Kitchen, Inc. (b)(c) (cost $1,380,433)				6,031	54,279

Total long-term investments (cost $87,836,468)					92,159,856

				Principal Amount (000)
SHORT-TERM INVESTMENTS—0.8%
REPURCHASE AGREEMENT

JP Morgan, 2.28% dated 12/31/04, due 1/3/05 in the amount of $500,095 (cost $500,000; collaterized by $512,204 Federal National Mortgage Association Bonds, 4.54%, due 12/1/34, value of collateral including accrued interest is $514,078)				$500	500,000

Total Investments —141.9% (Cost $88,336,468(d))					92,659,856
Liabilities in excess of other assets—(41.9%)					(27,344,244)

Net Assets—100%					$65,315,612

(a)	Step coupon, rate 0% until 1/1/10; thereafter 9.625%.

(b)	Non-income producing securities.

(c)	Fair-valued security - value is determined by the Valuation Committee or Board of Directors in consultation with the investment adviser.

(d)	The United States federal income tax basis of the Fund’s investments was $88,336,468; accordingly, net unrealized appreciation on investments for federal income tax purposes was $4,323,388 (gross unrealized appreciation - $6,254,021; gross unrealized depreciation - $1,930,633). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Notes to the Portfolio of Investments

Securities Valuation: Securities for which market quotations are readily available—including securities listed on national securities exchanges and those traded over-the-counter—are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities for which market quotations are not readily available or for which the pricing agent or market makers does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value, are valued by a Valuation Committee appointed by the Board of Directors, in consultation with the adviser.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The High Yield Plus Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date    February 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date    February 23, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date    February 23, 2005

*	Print the name and title of each signing officer under his or her signature.